Notes Payable (Details) - Convertible Debt (Parentheticals) - Notes Payable, Other Payables [Member] - USD ($)				3 Months Ended	9 Months Ended
	Jan. 04, 2022	Dec. 21, 2021	Dec. 01, 2021	Feb. 28, 2022	Feb. 28, 2022
Debenture 1 [Member]
Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount			$ 250,000
Interest payable			payable quarterly commencing six months after issuance
Interest Rate			15.00%
Maturity			Jul. 10, 2024
Warrants (in Shares)			303,030
Exercise Price (in Dollars per share)			$ 0.4125
Payments			The Company shall make additional quarterly payments under Debenture 1 beginning 90 days after the end of its first fiscal quarter after January 10, 2025, and for the next five years, on an annual basis, equal to the greater of (a) 15% of the original principal amount, or (b) the purchaser’s pro rata portion of 5% of the distributions the Company receives as a result of the Quinn River Joint Venture during the prior fiscal year.
Discount recorded			$ 17,223
Discount charged to operations				$ 1,667	$ 1,667
Original issue discount			$ 187,500
original issue discount was charged to operations				18,145	18,145
Accrued interest				9,375	9,375
Debenture 2 [Member]
Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount		$ 250,000
Interest payable		payable quarterly commencing six months after issuance
Interest Rate		15.00%
Maturity		Jul. 10, 2024
Warrants (in Shares)		303,030
Exercise Price (in Dollars per share)		$ 0.4125
Payments		The Company shall make additional quarterly payments under Debenture 2 beginning 90 days after the end of its first fiscal quarter after January 10, 2025, and for the next five years, on an annual basis, equal to the greater of (a) 15% of the original principal amount, or (b) the purchaser’s pro rata portion of 5% of the distributions the Company receives as a result of the Quinn River Joint Venture during the prior fiscal year.
Discount recorded		$ 10,428
Discount charged to operations				673	673
Original issue discount		187,500
original issue discount was charged to operations				12,097	12,097
Accrued interest				7,188	7,188
Debenture 3 [Member]
Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount		$ 500,000
Interest payable		payable quarterly commencing six months after issuance
Interest Rate		15.00%
Maturity		Jul. 10, 2024
Warrants (in Shares)		303,030
Exercise Price (in Dollars per share)		$ 0.4125
Payments		The Company shall make additional quarterly payments under Debenture 3 beginning 90 days after the end of its first fiscal quarter after January 10, 2025, and for the next five years, on an annual basis, equal to the greater of (a) 15% of the original principal amount, or (b) the purchaser’s pro rata portion of 5% of the distributions the Company receives as a result of the Quinn River Joint Venture during the prior fiscal year.
Discount recorded		$ 19,335
Discount charged to operations				1,247	1,247
Original issue discount		$ 375,000
original issue discount was charged to operations				24,195	24,195
Accrued interest				14,375	14,375
Debenture 4 [Member]
Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 500,000
Interest payable	payable quarterly commencing six months after issuance
Interest Rate	15.00%
Maturity	Jul. 10, 2024
Warrants (in Shares)	606,061
Exercise Price (in Dollars per share)	$ 0.4125
Payments	The Company shall make additional quarterly payments under Debenture 4 beginning 90 days after the end of its first fiscal quarter after January 10, 2025, and for the next five years, on an annual basis, equal to the greater of (a) 15% of the original principal amount, or (b) the purchaser’s pro rata portion of 5% of the distributions the Company receives as a result of the Quinn River Joint Venture during the prior fiscal year.
Discount recorded	$ 17,154
Discount charged to operations				572	572
Original issue discount	375,000
original issue discount was charged to operations				12,500	12,500
Accrued interest				11,667	11,667
Debenture 5 [Member]
Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 500,000
Interest payable	payable quarterly commencing six months after issuance
Interest Rate	15.00%
Maturity	Jul. 10, 2024
Warrants (in Shares)	606,061
Exercise Price (in Dollars per share)	$ 0.4125
Payments	The Company shall make additional quarterly payments under Debenture 5 beginning 90 days after the end of its first fiscal quarter after January 10, 2025, and for the next five years, on an annual basis, equal to the greater of (a) 15% of the original principal amount, or (b) the purchaser’s pro rata portion of 5% of the distributions the Company receives as a result of the Quinn River Joint Venture during the prior fiscal year.
Discount recorded	$ 17,154
Discount charged to operations				572	572
Original issue discount	375,000
original issue discount was charged to operations				12,500	12,500
Accrued interest				11,667	11,667
Debenture 6 [Member]
Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 500,000
Interest payable	payable quarterly commencing six months after issuance
Interest Rate	15.00%
Maturity	Jul. 10, 2024
Warrants (in Shares)	606,061
Exercise Price (in Dollars per share)	$ 0.4125
Payments	The Company shall make additional quarterly payments under Debenture 6 beginning 90 days after the end of its first fiscal quarter after January 10, 2025, and for the next five years, on an annual basis, equal to the greater of (a) 15% of the original principal amount, or (b) the purchaser’s pro rata portion of 5% of the distributions the Company receives as a result of the Quinn River Joint Venture during the prior fiscal year.
Discount recorded	$ 17,154
Discount charged to operations				572	572
Original issue discount	$ 375,000
original issue discount was charged to operations				12,500	12,500
Accrued interest				$ 11,667	$ 11,667